Summary of warrants outstanding (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	955,500	1.4	1.4
Beginning balance	$ 0.42	$ 225,520	$ 225,520
Granted	300,000	955,500	0
Granted	$ 2.11	$ 0.42	$ 0
Ending balance	1,255,500	955,500	1.4
Ending balance	$ 0.73	$ 0.42	$ 225,520
Forfeited and canceled		(1.4)
Forfeited and canceled		$ (225,220)